AB Bond Fund, Inc.

AB Limited Duration High Income Portfolio

Portfolio of Investments

December 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 46.7%
Industrial – 41.6%
Basic – 3.4%
Ahlstrom-Munksjo Holding 3 Oy 3.625%, 02/04/2028(a)	EUR	310	$279,485
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)	U.S.$	227	182,801
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026(a)		294	295,191
Constellium SE 3.125%, 07/15/2029(a)	EUR	617	521,208
Element Solutions, Inc. 3.875%, 09/01/2028(a)	U.S.$	320	273,146
FMG Resources (August 2006) Pty Ltd. 5.125%, 05/15/2024(a)		632	623,550
Guala Closures SpA 3.25%, 06/15/2028(a)	EUR	716	658,603
Hecla Mining Co. 7.25%, 02/15/2028	U.S.$	298	294,054
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(a)	EUR	300	263,954
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)		257	233,540
3.375%, 01/15/2026(a)	U.S.$	1,073	970,539
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)	EUR	280	243,060
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	855	737,566
Kleopatra Finco Sarl 4.25%, 03/01/2026(a)	EUR	920	766,086
Monitchem HoldCo 3 SA 5.25%, 03/15/2025(a)		209	214,746
Olin Corp. 5.625%, 08/01/2029	U.S.$	743	704,520
Olympus Water US Holding Corp. 3.875%, 10/01/2028(a)	EUR	100	86,666
7.125%, 10/01/2027(a)	U.S.$	453	431,976
Rimini Bidco SpA 7.296% (EURIBOR 3 Month + 5.25%), 12/14/2026(a) (b)	EUR	995	952,548
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)		187	171,891
5.375%, 11/01/2026(a)	U.S.$	551	467,088
6.016% (EURIBOR 3 Month + 4.38%), 11/01/2026(a) (b)	EUR	318	323,757
SPCM SA 3.125%, 03/15/2027(a)	U.S.$	862	745,923
Synthomer PLC 3.875%, 07/01/2025(a)	EUR	200	195,640
thyssenkrupp AG 2.875%, 02/22/2024(a)		343	360,508

	Principal Amount (000)		U.S. $ Value

WR Grace Holdings LLC 4.875%, 06/15/2027(a)	U.S.$	1,037	$918,668

			11,916,714

Capital Goods – 3.9%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (c)	EUR	251	179,641
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.00%, 06/15/2027(a)	U.S.$	324	317,446
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(a)	EUR	200	179,127
4.125%, 08/15/2026(a)	U.S.$	523	453,378
5.25%, 08/15/2027(a)		521	392,891
Ball Corp. 1.50%, 03/15/2027	EUR	493	466,642
Bombardier, Inc. 7.50%, 03/15/2025(a)	U.S.$	23	22,840
7.875%, 04/15/2027(a)		1,039	1,011,539
Chart Industries, Inc. 7.50%, 01/01/2030(a)		300	301,245
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		852	805,217
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		1,011	966,324
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		1,143	1,102,995
GFL Environmental, Inc. 3.75%, 08/01/2025(a)		355	335,255
4.00%, 08/01/2028(a)		489	425,420
5.125%, 12/15/2026(a)		64	61,512
LSB Industries, Inc. 6.25%, 10/15/2028(a)		319	290,670
Paprec Holding SA 3.50%, 07/01/2028(a)	EUR	260	239,984
PCF GmbH 4.75%, 04/15/2026(a)		520	462,301
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)		931	925,073
Silgan Holdings, Inc. 2.25%, 06/01/2028		412	373,791
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)		180	170,800
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(a)	U.S.$	847	753,440
TransDigm, Inc. 5.50%, 11/15/2027		794	745,606
8.00%, 12/15/2025(a)		275	278,575

	Principal Amount (000)		U.S. $ Value

Triumph Group, Inc. 6.25%, 09/15/2024(a)	U.S.$	491	$464,138
8.875%, 06/01/2024(a)		1,054	1,073,330
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	440	429,451
5.50%, 08/15/2026(a)	U.S.$	232	216,862
WESCO Distribution, Inc. 7.125%, 06/15/2025(a)		262	265,584

			13,711,077

Communications - Media – 4.6%
Altice Financing SA 2.25%, 01/15/2025(a)	EUR	106	104,253
5.00%, 01/15/2028(a)	U.S.$	1,078	871,218
AMC Networks, Inc. 4.25%, 02/15/2029		1,228	766,223
4.75%, 08/01/2025		791	607,140
5.00%, 04/01/2024		284	266,290
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	360	362,910
5.375%, 03/01/2025(a)	U.S.$	999	942,736
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/2023(a)		614	612,017
5.125%, 05/01/2027(a)		352	328,458
6.375%, 09/01/2029(a)		652	612,398
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)		1,020	883,830
CSC Holdings LLC 5.375%, 02/01/2028(a)		1,639	1,321,165
DISH DBS Corp. 5.25%, 12/01/2026(a)		725	611,559
5.75%, 12/01/2028(a)		754	602,273
7.75%, 07/01/2026		145	117,016
iHeartCommunications, Inc. 6.375%, 05/01/2026		1,048	964,003
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)		1,186	1,114,211
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		714	600,981
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		787	578,398
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		431	301,704
Sirius XM Radio, Inc. 3.125%, 09/01/2026(a)		736	653,480
4.00%, 07/15/2028(a)		972	843,822
Summer BC Bidco B LLC 5.50%, 10/31/2026(a)		350	283,476
Univision Communications, Inc. 5.125%, 02/15/2025(a)		357	340,100
6.625%, 06/01/2027(a)		304	293,600
Urban One, Inc. 7.375%, 02/01/2028(a)		608	514,058

	Principal Amount (000)		U.S. $ Value

Virgin Media Finance PLC 3.75%, 07/15/2030(a)	EUR	210	$172,732
Virgin Media Secured Finance PLC 5.00%, 04/15/2027(a)	GBP	200	216,090

			15,886,141

Communications - Telecommunications – 1.7%
Altice France SA/France 5.125%, 07/15/2029(a)	U.S.$	200	149,588
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		791	736,896
Consolidated Communications, Inc. 5.00%, 10/01/2028(a)		246	181,410
6.50%, 10/01/2028(a)		994	774,028
DKT Finance ApS 9.375%, 06/17/2023(a)		200	197,892
Hughes Satellite Systems Corp. 6.625%, 08/01/2026		714	666,455
Kaixo Bondco Telecom SA 5.125%, 09/30/2029(a)	EUR	590	536,925
Level 3 Financing, Inc. 3.625%, 01/15/2029(a)	U.S.$	543	397,259
4.625%, 09/15/2027(a)		154	128,519
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	1,164	1,113,765
United Group BV 3.625%, 02/15/2028(a)		147	113,517
4.00%, 11/15/2027(a)		269	213,383
4.625%, 08/15/2028(a)		420	330,520
5.25%, 02/01/2030(a)		157	120,877
6.516% (EURIBOR 3 Month + 4.88%), 02/01/2029(a) (b)		317	292,260
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(a)	U.S.$	140	103,755

			6,057,049

Consumer Cyclical - Automotive – 2.5%
American Axle & Manufacturing, Inc. 6.50%, 04/01/2027		49	44,425
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	430	422,084
6.25%, 05/15/2026(a)	U.S.$	511	500,019
Ford Motor Credit Co. LLC 2.30%, 02/10/2025		252	230,046
2.70%, 08/10/2026		254	220,574
4.95%, 05/28/2027		246	229,769
7.35%, 11/04/2027		942	965,267
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029		419	349,509

	Principal Amount (000)		U.S. $ Value

IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a) (c)	EUR	281	$274,048
6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(a) (c)	U.S.$	1,073	943,657
6.375%, 05/15/2029(a)		662	558,827
Jaguar Land Rover Automotive PLC 4.50%, 10/01/2027(a)		954	726,948
5.875%, 11/15/2024(a)	EUR	100	100,454
6.875%, 11/15/2026(a)		702	665,797
7.75%, 10/15/2025(a)	U.S.$	293	272,423
Mclaren Finance PLC 7.50%, 08/01/2026(a)		357	266,179
PM General Purchaser LLC 9.50%, 10/01/2028(a)		148	112,530
ZF Europe Finance BV 2.00%, 02/23/2026(a)	EUR	300	276,182
ZF Finance GmbH 3.00%, 09/21/2025(a)		200	196,898
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)	U.S.$	1,233	1,172,423

			8,528,059

Consumer Cyclical - Entertainment – 2.6%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		197	176,384
Carnival Corp. 4.00%, 08/01/2028(a)		820	668,046
5.75%, 03/01/2027(a)		246	175,519
7.625%, 03/01/2026(a)	EUR	182	157,128
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)	U.S.$	1,294	1,278,627
CPUK Finance Ltd. 4.50%, 08/28/2027(a)	GBP	400	401,966
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)	U.S.$	396	359,279
Motion Bondco DAC 4.50%, 11/15/2027(a)	EUR	239	207,589
NCL Corp., Ltd. 3.625%, 12/15/2024(a)	U.S.$	891	763,052
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		299	243,233
5.50%, 08/31/2026(a)		244	205,287
5.50%, 04/01/2028(a)		526	420,174
9.25%, 01/15/2029(a)		378	388,516
11.50%, 06/01/2025(a)		363	389,916
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		1,353	1,355,652
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		132	107,744
13.00%, 05/15/2025(a)		656	695,373

	Principal Amount (000)		U.S. $ Value

Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)	U.S.$	227	$182,710
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		831	713,688

			8,889,883

Consumer Cyclical - Other – 3.2%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		354	300,458
Allwyn Entertainment Financing UK PLC 5.887% (EURIBOR 3 Month + 4.12%), 02/15/2028(a) (b)	EUR	466	485,112
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)	U.S.$	545	483,835
Caesars Entertainment, Inc. 6.25%, 07/01/2025(a)		330	321,064
Castle UK Finco PLC 7.00%, 05/15/2029(a)	GBP	276	232,041
7.434% (EURIBOR 3 Month + 5.25%), 05/15/2028(a) (b)	EUR	194	153,620
Churchill Downs, Inc. 4.75%, 01/15/2028(a)	U.S.$	331	296,202
Cirsa Finance International SARL 4.75%, 05/22/2025(a)	EUR	360	363,215
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)	U.S.$	1,125	944,258
Forestar Group, Inc. 3.85%, 05/15/2026(a)		464	412,561
Hilton Domestic Operating Co., Inc. 4.875%, 01/15/2030		526	477,250
5.375%, 05/01/2025(a)		105	104,095
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		35	28,646
5.00%, 06/01/2029(a)		422	366,351
International Game Technology PLC 3.50%, 06/15/2026(a)	EUR	300	305,004
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)	U.S.$	139	115,667
Mattamy Group Corp. 5.25%, 12/15/2027(a)		702	623,537
MGM Resorts International 4.75%, 10/15/2028		513	447,885
5.50%, 04/15/2027		267	248,171
NAC Aviation 29 DAC 4.75%, 06/30/2026		354	288,711
NH Hotel Group SA 4.00%, 07/02/2026(a)	EUR	817	803,097
Samsonite Finco SARL 3.50%, 05/15/2026(a)		685	677,611

	Principal Amount (000)		U.S. $ Value

Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028	U.S.$	445	$388,859
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		195	187,656
Travel + Leisure Co. 6.625%, 07/31/2026(a)		1,119	1,095,881
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		1,024	926,771

			11,077,558

Consumer Cyclical - Restaurants – 0.4%
1011778 BC ULC/New Red Finance, Inc. 5.75%, 04/15/2025(a)		452	449,731
Stonegate Pub Co. Financing 2019 PLC 8.00%, 07/13/2025(a)	GBP	112	120,726
8.25%, 07/31/2025(a)		670	732,164

			1,302,621

Consumer Cyclical - Retailers – 2.5%
Bath & Body Works, Inc. 6.625%, 10/01/2030(a)	U.S.$	1,474	1,382,509
CT Investment GmbH 5.50%, 04/15/2026(a)	EUR	360	340,918
Dufry One BV 2.00%, 02/15/2027(a)		571	499,226
2.50%, 10/15/2024(a)		748	775,330
eG Global Finance PLC 4.375%, 02/07/2025(a)		610	565,789
Hanesbrands, Inc. 4.625%, 05/15/2024(a)	U.S.$	607	588,930
4.875%, 05/15/2026(a)		939	844,424
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		965	779,363
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(a)		302	273,666
7.75%, 02/15/2029(a)		317	295,729
Rite Aid Corp. 7.50%, 07/01/2025(a)		101	67,570
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		116	93,536
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		357	286,750
SRS Distribution, Inc. 4.625%, 07/01/2028(a)		509	454,664
Staples, Inc. 7.50%, 04/15/2026(a)		739	636,153
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		177	176,127

	Principal Amount (000)		U.S. $ Value

William Carter Co. (The) 5.625%, 03/15/2027(a)	U.S.$	547	$525,902

			8,586,586

Consumer Non-Cyclical – 4.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)		397	394,674
4.625%, 01/15/2027(a)		694	645,815
7.50%, 03/15/2026(a)		185	189,386
Avantor Funding, Inc. 2.625%, 11/01/2025(a)	EUR	346	348,668
CAB SELAS 3.375%, 02/01/2028(a)		659	566,873
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)	U.S.$	321	276,856
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)	EUR	106	99,187
CHS/Community Health Systems, Inc. 5.625%, 03/15/2027(a)	U.S.$	1,413	1,212,382
Cidron Aida Finco SARL 5.00%, 04/01/2028(a)	EUR	575	525,348
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)	U.S.$	1,030	508,717
Global Medical Response, Inc. 6.50%, 10/01/2025(a)		108	78,741
Grifols Escrow Issuer SA 3.875%, 10/15/2028(a)	EUR	481	431,402
4.75%, 10/15/2028(a)	U.S.$	1,124	972,485
Gruenenthal GmbH 4.125%, 05/15/2028(a)	EUR	907	871,983
IQVIA, Inc. 1.75%, 03/15/2026(a)		798	782,080
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)	U.S.$	469	385,612
Lamb Weston Holdings, Inc. 4.875%, 05/15/2028(a)		220	208,560
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		147	124,424
6.75%, 04/15/2025(a)		840	790,255
Medline Borrower LP 3.875%, 04/01/2029(a)		544	438,442
ModivCare, Inc. 5.875%, 11/15/2025(a)		221	209,276
Nidda Healthcare Holding GmbH 7.50%, 08/21/2026(a)	EUR	1,120	1,140,181
Organon & Co.,/Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)	U.S.$	497	440,054
Picard Groupe SAS 3.875%, 07/01/2026(a)	EUR	310	282,525

	Principal Amount (000)		U.S. $ Value

Post Holdings, Inc. 5.75%, 03/01/2027(a)	U.S.$	183	$177,206
Premier Foods Finance PLC 3.50%, 10/15/2026(a)	GBP	200	211,445
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)	U.S.$	570	435,925
Syneos Health, Inc. 3.625%, 01/15/2029(a)		757	603,140
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		731	648,770

			14,000,412

Energy – 2.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		653	649,546
Callon Petroleum Co. 8.25%, 07/15/2025		125	124,654
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		356	342,209
7.00%, 06/15/2025(a)		376	367,544
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		407	374,029
CNX Resources Corp. 6.00%, 01/15/2029(a)		165	152,293
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		467	443,547
Cullinan Holdco Scsp 4.625%, 10/15/2026(a)	EUR	190	178,747
EnLink Midstream Partners LP 4.15%, 06/01/2025	U.S.$	306	291,428
4.85%, 07/15/2026		582	550,147
EQM Midstream Partners LP 4.125%, 12/01/2026		1,400	1,246,546
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		108	104,937
7.75%, 02/01/2028		680	626,572
8.00%, 01/15/2027		449	422,581
Gulfport Energy Corp. 6.00%, 10/15/2024(d) (e)		400	252
8.00%, 05/17/2026(a)		64	63,474
Hess Midstream Operations LP 5.625%, 02/15/2026(a)		195	189,265
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		271	256,539
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		563	551,650
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		380	360,259
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		312	277,902

	Principal Amount (000)		U.S. $ Value

PDC Energy, Inc. 5.75%, 05/15/2026	U.S.$	228	$216,876
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(a)		745	707,355
Sunnova Energy Corp. 5.875%, 09/01/2026(a)		356	318,172
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		136	134,887
Transocean Sentry Ltd. 5.375%, 05/15/2023(a)		351	347,828
Weatherford International Ltd. 11.00%, 12/01/2024(a)		5	5,137

			9,304,376

Other Industrial – 0.4%
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	693	616,698
SIG PLC 5.25%, 11/30/2026(a)		958	845,538

			1,462,236

Services – 4.0%
ADT Security Corp. (The) 4.125%, 06/15/2023	U.S.$	539	535,529
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		597	547,467
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	160	135,581
4.625%, 06/01/2028(a)	U.S.$	602	500,802
ANGI Group LLC 3.875%, 08/15/2028(a)		969	730,442
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(a)	EUR	210	192,784
APX Group, Inc. 6.75%, 02/15/2027(a)	U.S.$	523	503,832
Aramark Services, Inc. 5.00%, 04/01/2025(a)		506	494,742
Block, Inc. 2.75%, 06/01/2026		1,375	1,229,030
Elior Group SA 3.75%, 07/15/2026(a)	EUR	200	180,071
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	678	599,603
ION Trading Technologies SARL 5.75%, 05/15/2028(a)		556	464,104
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		748	476,154
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		1,555	1,213,569

	Principal Amount (000)		U.S. $ Value

Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)	U.S.$	1,156	$1,089,229
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		178	154,677
5.25%, 04/15/2024(a)		583	573,375
5.75%, 04/15/2026(a)		225	216,808
6.25%, 01/15/2028(a)		753	687,572
Q-Park Holding I BV 1.50%, 03/01/2025(a)	EUR	170	166,385
2.00%, 03/01/2027(a)		221	197,147
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(a)	U.S.$	85	83,813
Sabre GLBL, Inc. 7.375%, 09/01/2025(a)		585	560,728
9.25%, 04/15/2025(a)		141	141,338
11.25%, 12/15/2027(a)		292	300,535
Techem Verwaltungsgesellschaft 675 mbH 2.00%, 07/15/2025(a)	EUR	200	196,376
TripAdvisor, Inc. 7.00%, 07/15/2025(a)	U.S.$	461	458,455
Verisure Holding AB 3.25%, 02/15/2027(a)	EUR	638	592,661
3.875%, 07/15/2026(a)		519	502,263

			13,725,072

Technology – 2.8%
Black Knight InfoServ LLC 3.625%, 09/01/2028(a)	U.S.$	438	381,936
Centurion Bidco SpA 5.875%, 09/30/2026(a)	EUR	1,450	1,335,999
Clarivate Science Holdings Corp. 3.875%, 07/01/2028(a)	U.S.$	1,039	901,343
CWT Travel Group, Inc. 8.50%, 11/19/2026(a)		994	845,477
GoTo Group, Inc. 5.50%, 09/01/2027(a)		423	228,314
NCR Corp. 5.125%, 04/15/2029(a)		882	737,608
5.75%, 09/01/2027(a)		319	305,758
NortonLifeLock, Inc. 6.75%, 09/30/2027(a)		1,313	1,289,156
Playtech PLC 4.25%, 03/07/2026(a)	EUR	130	130,908
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)	U.S.$	543	495,412
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		1,378	802,203
Seagate HDD Cayman 4.875%, 03/01/2024		218	214,030

	Principal Amount (000)		U.S. $ Value

TeamSystem SpA 3.50%, 02/15/2028(a)	EUR	614	$549,295
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)	U.S.$	1,857	1,273,289
Virtusa Corp. 7.125%, 12/15/2028(a)		269	206,380
Xerox Corp. 4.625%, 03/15/2023		72	71,812

			9,768,920

Transportation - Airlines – 1.1%
Allegiant Travel Co. 7.25%, 08/15/2027(a)		337	320,790
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		602	578,919
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		1,711	1,548,219
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		1,154	1,152,941
United Airlines, Inc. 4.375%, 04/15/2026(a)		395	367,891

			3,968,760

Transportation - Services – 1.8%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		291	276,447
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(a)	EUR	253	236,464
6.125%, 10/15/2026(a)	U.S.$	475	424,370
Atlantia SpA 1.875%, 02/12/2028(a)	EUR	573	509,721
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)	U.S.$	418	354,272
5.375%, 03/01/2029(a)		963	826,832
5.75%, 07/15/2027(a)		69	62,665
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)	EUR	1,295	1,156,977
EC Finance PLC 3.00%, 10/15/2026(a)		322	311,729
Hertz Corp. (The) 4.625%, 12/01/2026(a)	U.S.$	1,328	1,112,665
Kapla Holding SAS 3.375%, 12/15/2026(a)	EUR	716	679,405

	Principal Amount (000)		U.S. $ Value

Loxam SAS 4.50%, 02/15/2027(a)	EUR	404	$395,274

			6,346,821

			144,532,285

Financial Institutions – 4.6%
Banking – 0.4%
Bread Financial Holdings, Inc. 4.75%, 12/15/2024(a)	U.S.$	1,128	998,134
Discover Financial Services Series D 6.125%, 06/23/2025(f)		399	388,143

			1,386,277

Brokerage – 0.5%
AG Issuer LLC 6.25%, 03/01/2028(a)		144	132,682
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		824	831,704
NFP Corp. 4.875%, 08/15/2028(a)		688	585,763

			1,550,149

Finance – 1.7%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		748	649,062
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		1,013	469,373
Enova International, Inc. 8.50%, 09/15/2025(a)		1,290	1,192,050
goeasy Ltd. 5.375%, 12/01/2024(a)		852	816,685
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		808	659,837
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	327	344,412
Navient Corp. 4.875%, 03/15/2028	U.S.$	56	45,969
5.00%, 03/15/2027		441	385,721
5.50%, 01/25/2023		506	505,069
6.75%, 06/25/2025		607	583,497
6.75%, 06/15/2026		70	66,857
7.25%, 09/25/2023		82	82,307

			5,800,839

Other Finance – 0.4%
Coinbase Global, Inc. 3.375%, 10/01/2028(a)		616	325,427
Intrum AB 3.50%, 07/15/2026(a)	EUR	250	223,732
4.875%, 08/15/2025(a)		345	335,661

	Principal Amount (000)		U.S. $ Value

Motion Finco SARL 7.00%, 05/15/2025(a)	EUR	492	$524,233

			1,409,053

REITs – 1.6%
Aedas Homes Opco SLU 4.00%, 08/15/2026(a)		826	744,569
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	1,042	880,959
5.75%, 05/15/2026(a)		1,011	931,353
Diversified Healthcare Trust 9.75%, 06/15/2025		176	168,770
Iron Mountain, Inc. 4.875%, 09/15/2027(a)		323	297,441
Neinor Homes SA 4.50%, 10/15/2026(a)	EUR	821	746,785
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026(a)		1,119	1,072,060
Vivion Investments SARL 3.00%, 08/08/2024(a)		900	751,513
3.50%, 11/01/2025(a)		100	78,310

			5,671,760

			15,818,078

Utility – 0.5%
Electric – 0.4%
Calpine Corp. 4.50%, 02/15/2028(a)	U.S.$	879	785,597
ContourGlobal Power Holdings SA 3.125%, 01/01/2028(a)	EUR	120	105,723
Vistra Operations Co. LLC 5.50%, 09/01/2026(a)	U.S.$	528	509,309

			1,400,629

Natural Gas – 0.1%
UGI International LLC 2.50%, 12/01/2029(a)	EUR	433	353,088

			1,753,717

Total Corporates - Non-Investment Grade (cost $180,810,691)			162,104,080

CORPORATES - INVESTMENT GRADE – 21.7%
Industrial – 13.2%
Basic – 2.1%
Anglo American Capital PLC 4.75%, 04/10/2027(a)	U.S.$	1,323	1,270,741
Arconic Corp. 6.00%, 05/15/2025(a)		285	281,703
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		231	195,195
4.50%, 01/10/2028(a)		341	305,259

	Principal Amount (000)		U.S. $ Value

Celanese US Holdings LLC 5.90%, 07/05/2024	U.S.$	320	$319,830
6.05%, 03/15/2025		320	319,091
Freeport Indonesia PT 4.763%, 04/14/2027(a)		218	209,031
Freeport-McMoRan, Inc. 3.875%, 03/15/2023		521	519,937
Glencore Finance Europe Ltd. 1.875%, 09/13/2023(a)	EUR	290	307,373
Industrias Penoles SAB de CV 5.65%, 09/12/2049(a)	U.S.$	395	369,399
INEOS Finance PLC 2.125%, 11/15/2025(a)	EUR	200	193,193
2.875%, 05/01/2026(a)		472	435,795
3.375%, 03/31/2026(a)		185	176,257
MEGlobal Canada ULC 5.00%, 05/18/2025(a)	U.S.$	248	242,932
Nexa Resources SA 5.375%, 05/04/2027(a)		346	324,332
SABIC Capital II BV 4.50%, 10/10/2028(a)		319	312,779
Smurfit Kappa Acquisitions ULC 2.875%, 01/15/2026(a)	EUR	334	346,515
Suzano Austria GmbH 6.00%, 01/15/2029	U.S.$	309	307,030
Westlake Corp. 3.60%, 08/15/2026		843	792,353

			7,228,745

Capital Goods – 0.0%
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		91	85,599
4.40%, 03/15/2024		50	49,182

			134,781

Communications - Media – 1.0%
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		605	542,546
Netflix, Inc. 3.625%, 05/15/2027	EUR	1,136	1,165,772
Pinewood Finance Co., Ltd. 3.25%, 09/30/2025(a)	GBP	420	467,524
3.625%, 11/15/2027(a)		200	212,782
Prosus NV 4.85%, 07/06/2027(a)	U.S.$	321	304,509
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(a)		205	182,578
Warnermedia Holdings, Inc. 4.054%, 03/15/2029(a)		391	338,884

	Principal Amount (000)		U.S. $ Value

Weibo Corp. 3.50%, 07/05/2024	U.S.$	352	$339,698

			3,554,293

Communications - Telecommunications – 0.2%
Level 3 Financing, Inc. 3.875%, 11/15/2029(a)		862	679,446

Consumer Cyclical - Automotive – 1.2%
General Motors Financial Co., Inc. 2.20%, 04/01/2024(a)	EUR	472	495,223
3.85%, 01/05/2028	U.S.$	376	343,946
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		796	711,337
Hyundai Capital America 5.875%, 04/07/2025(a)		771	773,907
Nissan Motor Acceptance Co. LLC 3.45%, 03/15/2023(a)		29	28,873
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,110	1,006,004
Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(a)		785	750,405

			4,109,695

Consumer Cyclical - Entertainment – 0.4%
Hasbro, Inc. 3.90%, 11/19/2029		382	339,571
Mattel, Inc. 3.375%, 04/01/2026(a)		1,100	1,013,551

			1,353,122

Consumer Cyclical - Other – 1.3%
Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(a)		588	516,023
Gohl Capital Ltd. 4.25%, 01/24/2027(a)		347	308,461
Las Vegas Sands Corp. 3.20%, 08/08/2024		545	515,112
3.90%, 08/08/2029		674	570,750
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		112	113,185
PulteGroup, Inc. 5.50%, 03/01/2026		345	346,449
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		800	568,424
Sands China Ltd. 4.30%, 01/08/2026		437	399,855
5.90%, 08/08/2028		318	298,631

	Principal Amount (000)		U.S. $ Value

Toll Brothers Finance Corp. 4.375%, 04/15/2023	U.S.$	867	$862,734

			4,499,624

Consumer Cyclical - Retailers – 0.5%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		719	631,749
Macy’s Retail Holdings LLC 5.875%, 04/01/2029(a)		770	684,930
PVH Corp. 4.625%, 07/10/2025		246	237,555
Ross Stores, Inc. 4.70%, 04/15/2027		142	139,727

			1,693,961

Consumer Non-Cyclical – 1.4%
BAT Capital Corp. 2.259%, 03/25/2028		735	611,733
BAT International Finance PLC 4.448%, 03/16/2028		1,586	1,467,986
Charles River Laboratories International, Inc. 4.25%, 05/01/2028(a)		1,061	976,300
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)		343	280,402
Newell Brands, Inc. 4.45%, 04/01/2026		1,190	1,126,002
4.875%, 06/01/2025		122	119,022
6.375%, 09/15/2027		165	163,822
6.625%, 09/15/2029		165	162,857

			4,908,124

Energy – 3.0%
Boardwalk Pipelines LP 4.80%, 05/03/2029		363	341,510
Cheniere Energy Partners LP 4.50%, 10/01/2029		193	173,704
Continental Resources, Inc./OK 3.80%, 06/01/2024		483	469,631
Devon Energy Corp. 4.50%, 01/15/2030		345	321,899
Ecopetrol SA 4.125%, 01/16/2025		353	335,526
5.375%, 06/26/2026		329	310,296
Energy Transfer LP 3.90%, 05/15/2024		1,564	1,524,118
3.90%, 07/15/2026		20	18,912
4.75%, 01/15/2026		253	246,890
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(a)		175	165,656
Marathon Petroleum Corp. 4.70%, 05/01/2025		345	339,953
5.125%, 12/15/2026		1,656	1,649,525
Oleoducto Central SA 4.00%, 07/14/2027(a)		560	491,680

	Principal Amount (000)		U.S. $ Value

ONEOK, Inc. 4.35%, 03/15/2029	U.S.$	323	$299,518
6.35%, 01/15/2031		200	203,814
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026		57	54,803
4.65%, 10/15/2025		681	666,815
Raizen Fuels Finance SA 5.30%, 01/20/2027(a)		392	379,823
Sabine Pass Liquefaction LLC 5.75%, 05/15/2024		387	387,135
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		242	171,639
Transportadora de Gas del Peru SA 4.25%, 04/30/2028(a)		343	320,555
Var Energi ASA 7.50%, 01/15/2028(a)		703	715,267
Western Midstream Operating LP 4.30%, 02/01/2030		1,182	1,035,337

			10,624,006

Services – 0.1%
Booking Holdings, Inc. 4.625%, 04/13/2030		195	188,686
Expedia Group, Inc. 6.25%, 05/01/2025(a)		50	50,361

			239,047

Technology – 1.3%
Baidu, Inc. 3.075%, 04/07/2025		234	220,203
Broadcom, Inc. 3.187%, 11/15/2036(a)		719	518,931
4.00%, 04/15/2029(a)		386	351,268
4.15%, 11/15/2030		149	133,486
4.926%, 05/15/2037(a)		200	174,806
CDW LLC/CDW Finance Corp. 3.276%, 12/01/2028		406	348,401
4.125%, 05/01/2025		999	971,577
Entegris Escrow Corp. 4.75%, 04/15/2029(a)		701	641,163
Lenovo Group Ltd. 3.421%, 11/02/2030(a)		269	211,636
Microchip Technology, Inc. 4.25%, 09/01/2025		238	231,119
Micron Technology, Inc. 5.327%, 02/06/2029		353	338,771
Western Digital Corp. 4.75%, 02/15/2026		363	341,492
Workday, Inc. 3.70%, 04/01/2029		200	183,460

			4,666,313

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.4%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)	U.S.$	272	$264,754
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		1,001	997,211

			1,261,965

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		191	169,383
5.875%, 07/05/2034(a)		95	91,652

			261,035

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(a)		346	300,977
4.375%, 07/03/2029(a)		348	291,189

			592,166

			45,806,323

Financial Institutions – 7.4%
Banking – 4.4%
ABN AMRO Bank NV 7.75%, 05/15/2023(g)		200	200,642
AIB Group PLC 7.583%, 10/14/2026(a)		643	654,330
Ally Financial, Inc. 5.75%, 11/20/2025		785	761,607
Banco de Credito del Peru S.A. 3.125%, 07/01/2030(a)		248	225,804
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		266	262,974
Banco Santander SA 4.175%, 03/24/2028		400	370,716
5.179%, 11/19/2025		400	394,940
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)		290	288,741
Barclays PLC 7.385%, 11/02/2028		983	1,022,458
CaixaBank SA 5.875%, 10/09/2027(a) (f)	EUR	200	195,971
Citigroup, Inc. 3.875%, 02/18/2026(f)	U.S.$	154	131,638
5.95%, 01/30/2023(f)		195	193,600
Series V 4.70%, 01/30/2025(f)		147	122,405
Series W 4.00%, 12/10/2025(f)		207	180,560

	Principal Amount (000)		U.S. $ Value

Credit Suisse Group AG 6.373%, 07/15/2026(a)	U.S.$	445	$417,810
Danske Bank A/S 3.244%, 12/20/2025(a)		358	334,755
Fifth Third Bancorp Series L 4.50%, 09/30/2025(f)		86	79,963
HSBC Holdings PLC 7.336%, 11/03/2026		804	836,200
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		914	882,540
5.71%, 01/15/2026(a)		347	334,366
7.00%, 11/21/2025(a)		200	204,274
Lloyds Banking Group PLC 7.953%, 11/15/2033		647	685,691
NatWest Group PLC 7.472%, 11/10/2026		368	383,191
Santander UK Group Holdings PLC 6.833%, 11/21/2026		1,683	1,706,225
Societe Generale SA 8.00%, 09/29/2025(a) (f)		386	388,127
Standard Chartered PLC 7.776%, 11/16/2025(a)		561	578,683
Truist Financial Corp. Series Q 5.10%, 03/01/2030(f)		1,090	1,012,250
UBS Group AG 4.375%, 12/31/2099(a) (f)		507	385,558
7.00%, 02/19/2025(a) (f)		401	396,469
UniCredit SpA 1.982%, 06/03/2027(a)		222	189,053
2.569%, 09/22/2026(a)		482	426,623
5.861%, 06/19/2032(a)		426	374,825
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(f)		878	769,699

			15,392,688

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(f)		406	397,945

Finance – 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.00%, 10/29/2028		922	773,825
Aircastle Ltd. 2.85%, 01/26/2028(a)		39	31,913
4.125%, 05/01/2024		25	24,164
4.25%, 06/15/2026		5	4,708
4.40%, 09/25/2023		59	58,372
5.00%, 04/01/2023		6	5,975
5.25%, 08/11/2025(a)		1,078	1,037,909

	Principal Amount (000)		U.S. $ Value

Aviation Capital Group LLC 1.95%, 01/30/2026(a)	U.S.$	119	$103,668
1.95%, 09/20/2026(a)		428	361,699
3.50%, 11/01/2027(a)		96	84,003
4.125%, 08/01/2025(a)		3	2,788
4.375%, 01/30/2024(a)		308	300,577
4.875%, 10/01/2025(a)		31	29,204
5.50%, 12/15/2024(a)		105	103,011
Huarong Finance II Co., Ltd. 4.625%, 06/03/2026 (a)		685	607,938
Power Finance Corp. Ltd. 4.50%, 06/18/2029 (a)		341	312,505

			3,842,259

Insurance – 0.5%
Centene Corp. 2.45%, 07/15/2028		1,214	1,024,288
4.625%, 12/15/2029		20	18,339
Hartford Financial Services Group, Inc. (The) Series ICON 6.731% (LIBOR 3 Month + 2.12%), 02/12/2047(a) (b)		859	717,866

			1,760,493

REITs – 1.3%
GLP Capital LP/GLP Financing II, Inc. 3.35%, 09/01/2024		13	12,448
5.25%, 06/01/2025		191	188,058
5.375%, 04/15/2026		79	77,898
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027		210	176,715
5.25%, 08/01/2026		530	483,890
Office Properties Income Trust 3.45%, 10/15/2031		452	304,689
4.50%, 02/01/2025		279	252,643
Omega Healthcare Investors, Inc. 3.375%, 02/01/2031		440	340,203
Sabra Health Care LP 3.90%, 10/15/2029		334	277,731
Spirit Realty LP 2.10%, 03/15/2028		346	281,973
4.00%, 07/15/2029		393	341,690
Trust Fibra Uno 4.869%, 01/15/2030(a)		211	180,972
VICI Properties LP/VICI Note Co., Inc. 5.625%, 05/01/2024(a)		696	691,274
5.75%, 02/01/2027(a)		200	194,820

	Principal Amount (000)		U.S. $ Value

Vornado Realty LP 2.15%, 06/01/2026	U.S.$	839	$710,734

			4,515,738

			25,909,123

Utility – 1.1%
Electric – 1.1%
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)		956	849,942
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		291	250,951
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(a)		460	328,986
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		188	177,630
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		287	263,974
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		427	338,211
Enel Finance International NV 3.50%, 04/06/2028(a)		389	342,215
Engie Energia Chile SA 3.40%, 01/28/2030(a)		289	234,686
Fenix Power Peru SA 4.317%, 09/20/2027(a)		368	338,491
Kallpa Generacion SA 4.125%, 08/16/2027(a)		710	649,783

			3,774,869

Total Corporates - Investment Grade (cost $81,756,697)			75,490,315

GOVERNMENTS - TREASURIES – 9.4%
United States – 9.4%
U.S. Treasury Notes 1.50%, 01/31/2027		13,418	12,126,879
2.625%, 05/31/2027		8,591	8,108,040
2.75%, 08/15/2032		5,140	4,693,371
2.875%, 05/15/2032		4,878	4,510,348
4.125%, 09/30/2027		3,232	3,248,361

Total Governments - Treasuries (cost $34,597,443)			32,686,999

BANK LOANS – 6.5%
Industrial – 6.0%
Capital Goods – 0.8%
ACProducts Holdings, Inc. 8.980% (LIBOR 3 Month + 4.25%), 05/17/2028(h)		665	494,953
Apex Tool Group, LLC 9.667% (SOFR 1 Month + 5.25%), 02/08/2029(h)		714	609,115

	Principal Amount (000)		U.S. $ Value

Chariot Buyer LLC 7.634% (LIBOR 1 Month + 3.25%), 11/03/2028(h)	U.S.$	99	$93,142
Gates Global LLC 6.884% (LIBOR 1 Month + 2.50%), 03/31/2027(h)		283	276,677
GFL Environmental, Inc. 7.415% (LIBOR 3 Month + 3.00%), 05/30/2025(h)		192	192,306
Granite US Holdings Corporation 8.750% (LIBOR 3 Month + 4.00%), 09/30/2026(h) (i)		538	537,812
TransDigm, Inc. 6.980% (LIBOR 3 Month + 2.25%), 12/09/2025(h)		656	647,071

			2,851,076

Communications - Media – 0.1%
Clear Channel Outdoor Holdings, Inc. 7.915% (LIBOR 3 Month + 3.50%), 08/21/2026(h)		81	73,869
Coral-US Co-Borrower LLC 7.318% (LIBOR 1 Month + 3.00%), 10/15/2029(h)		320	309,520
Univision Communications, Inc. 7.134% (LIBOR 1 Month + 2.75%), 03/15/2024(h)		48	47,837

			431,226

Communications - Telecommunications – 0.8%
Crown Subsea Communications Holding, Inc. 8.870% (LIBOR 1 Month + 4.75%), 04/27/2027(h)		505	491,398
DIRECTV Financing, LLC 9.384% (LIBOR 1 Month + 5.00%), 08/02/2027(h)		302	293,138
Intrado Corporation (West Corp/Olympus Merger) 8.415% (LIBOR 3 Month + 4.00%), 10/10/2024(h)		442	406,048
Proofpoint, Inc. 10.985% (LIBOR 3 Month + 6.25%), 08/31/2029(h)		850	813,169
Zacapa SARL 8.830% (SOFR 3 Month + 4.25%), 03/22/2029(h)		901	864,458

			2,868,211

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP 7.634% (LIBOR 1 Month + 3.25%), 04/30/2026(h)		110	107,451

	Principal Amount (000)		U.S. $ Value

Dealer Tire Financial, LLC 8.817% (SOFR 1 Month + 4.50%), 12/14/2027(h)	U.S.$	126	$124,592

			232,043

Consumer Cyclical - Entertainment – 0.4%
Seaworld Parks & Entertainment, Inc. 7.438% (LIBOR 1 Month + 3.00%), 08/25/2028(h)		1,355	1,328,797

Consumer Cyclical - Other – 0.2%
Caesars Resort Collection, LLC 7.134% (LIBOR 1 Month + 2.75%), 12/23/2024(h)		320	318,709
Flutter Entertainment PLC 6.980% (LIBOR 3 Month + 2.25%), 07/21/2026(h)		79	78,042
Marriott Ownership Resorts, Inc. 6.134% (LIBOR 1 Month + 1.75%), 08/29/2025(h)		311	307,191

			703,942

Consumer Cyclical - Restaurants – 0.6%
1011778 B.C. Unlimited Liability Company 6.134% (LIBOR 1 Month + 1.75%), 11/19/2026(h)		1,236	1,212,528
6.165% (LIBOR 3 Month + 1.75%), 11/19/2026(h)		367	360,575
IRB Holding Corp. 6.821% (LIBOR 1 Month + 2.75%), 02/05/2025(h)		467	461,248

			2,034,351

Consumer Cyclical - Retailers – 0.2%
Great Outdoors Group, LLC 8.134% (LIBOR 1 Month + 3.75%), 03/06/2028(h)		127	122,083
Restoration Hardware, Inc. 7.673% (SOFR 1 Month + 3.25%), 10/20/2028(h)		630	586,201

			708,284

Consumer Non-Cyclical – 1.0%
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC) 8.173% (SOFR 1 Month + 3.75%), 05/12/2028(h)		565	535,758
Gainwell Acquisition Corp. 8.730% (LIBOR 3 Month + 4.00%), 10/01/2027(h) (i)		392	367,010
Kronos Acquisition Holdings, Inc. 8.485% (LIBOR 3 Month + 3.75%), 12/22/2026(h)		549	520,674

	Principal Amount (000)		U.S. $ Value

LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 8.165% (LIBOR 3 Month + 3.75%), 11/16/2025(h)	U.S.$	694	$652,647
Padagis LLC 8.491% (LIBOR 3 Month + 4.75%), 07/06/2028(h)		235	207,452
PetSmart LLC 8.130% (LIBOR 1 Month + 3.75%), 02/11/2028(h)		711	694,334
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 8.924% (LIBOR 3 Month + 5.25%), 12/15/2027(h)		532	477,945

			3,455,820

Energy – 0.4%
GIP II Blue Holding, L.P. 8.174% (LIBOR 3 Month + 4.50%), 09/29/2028(h)		925	915,904
Parkway Generation, LLC 9.073% (SOFR 1 Month + 4.75%), 02/18/2029(h)		567	556,284

			1,472,188

Other Industrial – 0.3%
American Tire Distributors, Inc. 10.608% (LIBOR 3 Month + 6.25%), 10/20/2028(h)		1,133	1,030,764
Dealer Tire Financial, LLC 8.817% (SOFR 1 Month + 4.50%), 12/14/2027(h)		126	0
Rockwood Service Corporation 8.634% (LIBOR 1 Month + 4.25%), 01/23/2027(h)		35	34,590

			1,065,354

Services – 0.2%
Amentum Government Services Holdings LLC 8.170% (LIBOR 3 Month + 4.00%), 01/29/2027(h)		15	14,260
8.384% (LIBOR 1 Month + 4.00%), 01/29/2027(h)		44	42,826
Garda World Security Corporation 8.930% (LIBOR 3 Month + 4.25%), 02/21/2023(h)		457	443,246

			500,332

Technology – 0.9%
Ascend Learning, LLC 10.134% (LIBOR 1 Month + 5.75%), 12/10/2029(h)		300	256,125

	Principal Amount (000)		U.S. $ Value

Banff Guarantor, Inc. 9.884% (LIBOR 1 Month + 5.50%), 02/27/2026(h)	U.S.$	120	$110,100
Boxer Parent Company, Inc. 8.134% (LIBOR 1 Month + 3.75%), 10/02/2025(h)		989	945,512
Endurance International Group Holdings, Inc. 7.717% (LIBOR 1 Month + 3.50%), 02/10/2028(h)		621	556,168
FINThrive Software Intermediate Holdings, Inc. 11.134% (LIBOR 1 Month + 6.75%), 12/17/2029(h)		240	180,974
Loyalty Ventures, Inc. 8.571% (LIBOR 1 Month + 4.50%), 11/03/2027(h)		595	231,778
Playtika Holding Corp. 7.134% (LIBOR 1 Month + 2.75%), 03/13/2028(h)		795	757,225
Presidio Holdings, Inc. 7.890% (LIBOR 1 Month + 3.50%), 01/22/2027(h)		4	4,249
7.920% (LIBOR 3 Month + 3.50%), 01/22/2027(h)		104	101,983
Veritas US, Inc. 9.730% (LIBOR 3 Month + 5.00%), 09/01/2025(h)		96	67,275

			3,211,389

			20,863,013

Financial Institutions – 0.3%
Finance – 0.0%
Orbit Private Holdings I Ltd. 8.174% (LIBOR 3 Month + 4.50%), 12/11/2028(h)		109	107,765

Insurance – 0.3%
Cross Financial Corp. 8.438% (LIBOR 1 Month + 4.00%), 09/15/2027(h)		413	405,102
Hub International Limited 7.528% (LIBOR 3 Month + 3.25%), 04/25/2025(h)		706	698,600

			1,103,702

			1,211,467

Utility – 0.2%
Electric – 0.2%
Granite Generation LLC 8.134% (LIBOR 1 Month + 3.75%), 11/09/2026(h)		536	519,720

Total Bank Loans (cost $24,002,362)			22,594,200

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 5.1%
Industrial – 4.6%
Basic – 1.0%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)	U.S.$	486	$346,275
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		719	615,104
Consolidated Energy Finance SA 5.00%, 10/15/2028(a)	EUR	320	287,178
CSN Resources SA 7.625%, 04/17/2026(a)	U.S.$	274	272,253
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		544	477,530
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		337	331,945
JSW Steel Ltd. 5.95%, 04/18/2024(a)		338	333,775
Sasol Financing USA LLC 5.875%, 03/27/2024		684	666,900
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		200	173,413
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		127	109,205

			3,613,578

Capital Goods – 0.6%
Cemex SAB de CV 7.375%, 06/05/2027(a)		397	406,429
Embraer Netherlands Finance BV
5.40%, 02/01/2027		588	563,120
6.95%, 01/17/2028(a)		318	316,867
IHS Holding Ltd. 5.625%, 11/29/2026(a)		263	218,257
Usiminas International SARL 5.875%, 07/18/2026(a)		545	525,346

			2,030,019

Communications - Media – 0.1%
RCS & RDS SA 3.25%, 02/05/2028(a)	EUR	200	170,309

Communications - Telecommunications – 0.2%
C&W Senior Financing DAC 6.875%, 09/15/2027(a)	U.S.$	208	192,634
HTA Group Ltd./Mauritius 7.00%, 12/18/2025(a)		424	389,232

			581,866

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.8%
Allwyn International AS 3.875%, 02/15/2027(a)	EUR	325	$312,672
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)	U.S.$	428	333,840
5.625%, 07/17/2027(a)		356	302,222
5.75%, 07/21/2028(a)		428	353,100
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		275	257,091
5.375%, 05/15/2024(a)		214	205,440
5.875%, 05/15/2026(a)		216	200,043
Wynn Macau Ltd. 5.50%, 01/15/2026(a)		475	432,487
5.625%, 08/26/2028(a)		345	291,487

			2,688,382

Consumer Non-Cyclical – 0.9%
BRF GmbH 4.35%, 09/29/2026(a)		285	257,622
BRF SA 4.875%, 01/24/2030(a)		285	239,988
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		113	105,571
Natura & Co. Luxembourg Holdings SARL 6.00%, 04/19/2029(a)		274	239,116
Natura Cosmeticos SA 4.125%, 05/03/2028(a)		333	271,353
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	482	444,787
4.50%, 03/01/2025		330	337,308
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	U.S.$	490	425,136
4.75%, 05/09/2027		372	335,219
5.125%, 05/09/2029		372	328,476
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(c) (d) (e) (g) (j)		102	10
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(a)		341	283,946
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(e) (g) (i) (j) (k)		425	43

			3,268,575

Energy – 0.7%
Gran Tierra Energy, Inc. 7.75%, 05/23/2027(a)		212	172,373
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		200	186,350
Kosmos Energy Ltd. 7.125%, 04/04/2026(a)		379	321,747
7.50%, 03/01/2028(a)		200	159,975

	Principal Amount (000)		U.S. $ Value

Leviathan Bond Ltd.
5.75%, 06/30/2023(a)	U.S.$	68	$67,524
6.125%, 06/30/2025(a)		754	735,638
Medco Bell Pte Ltd. 6.375%, 01/30/2027(a)		357	320,407
ReNew Power Pvt Ltd. 5.875%, 03/05/2027(a)		200	191,100
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		578	444,446

			2,599,560

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		377	337,603

Technology – 0.2%
CA Magnum Holdings 5.375%, 10/31/2026(a)		741	670,701

			15,960,593

Financial Institutions – 0.4%
Banking – 0.2%
Akbank TAS 6.80%, 02/06/2026(a)		347	333,619
Bank Tabungan Negara Persero TBK PT 4.20%, 01/23/2025(a)		452	411,369

			744,988

Brokerage – 0.1%
Banco BTG Pactual SA/Cayman Islands 4.50%, 01/10/2025(a)		355	341,754

REITs – 0.1%
China Aoyuan Group Ltd. 5.88%, 03/01/2027(a) (d) (e)		200	15,500
Powerlong Real Estate Holdings Ltd. 4.90%, 05/13/2026(a)		200	54,000
Sunac China Holdings Ltd.
5.95%, 04/26/2024(a) (d) (e)		200	41,500
6.50%, 01/26/2026(a) (d) (e)		254	52,070
Times China Holdings Ltd.
5.55%, 06/04/2024(a) (d) (e)		200	36,913
6.75%, 07/08/2025(a) (d) (e)		230	37,777
Yango Justice International Ltd. 7.50%, 02/17/2025(a) (d) (e)		200	3,000
Zhenro Properties Group Ltd. 7.10%, 09/10/2024(a) (d) (e)		200	5,000

			245,760

			1,332,502

	Principal Amount (000)		U.S. $ Value

Utility – 0.1%
Electric – 0.1%
India Clean Energy Holdings 4.50%, 04/18/2027(a)	U.S.$	200	$158,475
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		247	231,146
Terraform Global Operating LP 6.125%, 03/01/2026(g)		108	100,564

			490,185

Total Emerging Markets - Corporate Bonds (cost $21,458,711)			17,783,280

MORTGAGE PASS-THROUGHS – 2.0%
Agency Fixed Rate 30-Year – 2.0%
Uniform Mortgage-Backed Security Series 2023 2.00%, 01/01/2053, TBA		6,684	5,455,375
3.00%, 01/01/2053, TBA		1,783	1,566,341

Total Mortgage Pass-Throughs (cost $7,117,714)			7,021,716

COLLATERALIZED LOAN OBLIGATIONS – 2.0%
CLO - Floating Rate – 2.0%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 6.079% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (b)		644	602,137
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class DR 7.393% (LIBOR 3 Month + 3.15%), 01/20/2032(a) (b)		250	224,155
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 7.679% (LIBOR 3 Month + 3.60%), 01/17/2034(a) (b)		250	236,474
Dryden 78 CLO Ltd. Series 2020-78A, Class C 6.029% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (b)		250	235,350
Series 2020-78A, Class D 7.079% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (b)		443	406,784
Dryden 98 CLO Ltd. Series 2022-98A, Class E 10.363% (SOFR + 6.40%), 04/20/2035(a) (b)		250	215,775
Elevation CLO Ltd. Series 2020-11A, Class C 6.279% (LIBOR 3 Month + 2.20%), 04/15/2033(a) (b)		250	227,667
Series 2020-11A, Class D1 7.929% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (b)		282	251,685

	Principal Amount (000)		U.S. $ Value

Elmwood CLO VII Ltd. Series 2020-4A, Class D 7.679% (LIBOR 3 Month + 3.60%), 01/17/2034(a) (b)	U.S.$	300	$291,272
Flatiron CLO 21 Ltd. Series 2021-1A, Class D 7.127% (LIBOR 3 Month + 2.90%), 07/19/2034(a) (b)		375	345,494
GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class DR2 7.415% (LIBOR 3 Month + 3.00%), 10/29/2029(a) (b)		520	487,050
Greywolf CLO VI Ltd. Series 2018-1A, Class A1 5.336% (SOFR + 1.29%), 04/26/2031(a) (b)		550	541,662
Magnetite XXV Ltd. Series 2020-25A, Class D 7.658% (LIBOR 3 Month + 3.30%), 01/25/2032(a) (b)		250	235,362
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 7.425% (LIBOR 3 Month + 3.10%), 01/24/2033(a) (b)		521	469,694
Palmer Square CLO Ltd. Series 2021-3A, Class D 7.029% (LIBOR 3 Month + 2.95%), 01/15/2035(a) (b)		500	468,810
Rad CLO 7 Ltd. Series 2020-7A, Class C 6.079% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (b)		250	237,185
Regatta XIX Funding Ltd. Series 2022-1A, Class D 7.263% (SOFR + 3.30%), 04/20/2035(a) (b)		377	341,620
Regatta XX Funding Ltd. Series 2021-2A, Class D 7.179% (LIBOR 3 Month + 3.10%), 10/15/2034(a) (b)		250	232,743
Rockford Tower CLO Ltd. Series 2021-2A, Class D 7.493% (LIBOR 3 Month + 3.25%), 07/20/2034(a) (b)		250	218,738
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 5.079% (LIBOR 3 Month + 1.00%), 04/15/2031(a) (b)		550	537,555

Total Collateralized Loan Obligations (cost $7,312,224)			6,807,212

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 1.9%
Angola – 0.4%
Angolan Government International Bond 9.125%, 11/26/2049(a)	U.S.$	850	$662,097
9.50%, 11/12/2025(a)		710	731,300

			1,393,397

Bahrain – 0.3%
Bahrain Government International Bond 7.00%, 10/12/2028(a)		570	570,819
CBB International Sukuk Programme Co. WLL 6.25%, 11/14/2024(a)		305	307,669

			878,488

Brazil – 0.1%
Brazilian Government International Bond 2.875%, 06/06/2025		547	515,821

Ecuador – 0.2%
Ecuador Government International Bond 1.50%, 07/31/2040(a)		85	34,524
2.50%, 07/31/2035(a)		898	410,892
5.50%, 07/31/2030(a)		120	76,219

			521,635

Egypt – 0.1%
Egypt Government International Bond 7.50%, 01/31/2027(a)		200	179,000

Ivory Coast – 0.2%
Ivory Coast Government International Bond 6.375%, 03/03/2028(a)		760	735,300

Lebanon – 0.0%
Lebanon Government International Bond 6.10%, 10/04/2022(a) (e) (k)		210	12,075
6.60%, 11/27/2026(a) (d) (e)		51	2,894
6.85%, 03/23/2027(a) (d) (e)		11	621

			15,590

Nigeria – 0.1%
Nigeria Government International Bond 7.625%, 11/28/2047(a)		639	409,759

Oman – 0.1%
Oman Government International Bond 4.875%, 02/01/2025(a)		326	318,930

Senegal – 0.2%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	499	460,708
6.75%, 03/13/2048(a)	U.S.$	483	339,247

			799,955

	Principal Amount (000)		U.S. $ Value

South Africa – 0.2%
Republic of South Africa Government International Bond 4.30%, 10/12/2028	U.S.$	208	$184,769
4.85%, 09/27/2027		540	510,907

			695,676

Ukraine – 0.0%
Ukraine Government International Bond 7.75%, 09/01/2025(a)		338	75,797
7.75%, 09/01/2026(a)		384	80,712

			156,509

Total Emerging Markets - Sovereigns (cost $8,398,639)			6,620,060

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.3%
Risk Share Floating Rate – 1.3%
Bellemeade Re Ltd. Series 2019-1A, Class M2 7.089% (LIBOR 1 Month + 2.70%), 03/25/2029(a) (b)		185	183,584
Series 2019-3A, Class M1C 6.339% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (b)		853	845,205
Series 2019-4A, Class M1C 6.889% (LIBOR 1 Month + 2.50%), 10/25/2029(a) (b)		406	404,908
Series 2019-4A, Class M2 7.239% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (b)		884	844,672
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 6.789% (LIBOR 1 Month + 2.40%), 04/25/2031(a) (b)		53	52,525
Series 2019-R01, Class 2M2 6.839% (LIBOR 1 Month + 2.45%), 07/25/2031(a) (b)		57	56,434
Series 2019-R02, Class 1M2 6.689% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (b)		9	8,890
Series 2019-R03, Class 1M2 6.539% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (b)		3	2,862
Series 2019-R06, Class 2M2 6.489% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (b)		7	6,559
Series 2019-R07, Class 1M2 6.489% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (b)		60	59,736

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2020-HQA2, Class M2 7.489% (LIBOR 1 Month + 3.10%), 03/25/2050(a) (b)	U.S.$	35	$34,990
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 9.289% (LIBOR 1 Month + 4.90%), 11/25/2024(b)		38	39,175
Series 2015-C04, Class 1M2 10.089% (LIBOR 1 Month + 5.70%), 04/25/2028(b)		53	56,398
Series 2016-C01, Class 2M2 11.339% (LIBOR 1 Month + 6.95%), 08/25/2028(b)		46	48,547
Series 2017-C07, Class 2M2 6.889% (LIBOR 1 Month + 2.50%), 05/25/2030(b)		8	7,683
Home Re Ltd. Series 2020-1, Class M2 9.639% (LIBOR 1 Month + 5.25%), 10/25/2030(a) (b)		440	443,762
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 7.137% (LIBOR 1 Month + 2.75%), 05/27/2023(a) (b)		105	100,327
Series 2020-1R, Class A 6.737% (LIBOR 1 Month + 2.35%), 02/27/2023(b) (g)		117	110,282
Radnor Re Ltd. Series 2019-1, Class M1B 6.339% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (b)		185	183,304
Series 2020-1, Class M1B 5.839% (LIBOR 1 Month + 1.45%), 01/25/2030(a) (b)		962	953,671

Total Collateralized Mortgage Obligations (cost $4,497,635)			4,443,514

QUASI-SOVEREIGNS – 0.8%
Quasi-Sovereign Bonds – 0.8%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)		200	180,475

Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 5.45%, 05/15/2030(a)		371	353,911

Malaysia – 0.1%
Petronas Capital Ltd. 3.50%, 04/21/2030(a)		221	201,539

	Principal Amount (000)		U.S. $ Value

Mexico – 0.4%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)	U.S.$	381	$335,232
Petroleos Mexicanos 6.49%, 01/23/2027		1,127	1,028,951

			1,364,183

Oman – 0.1%
Lamar Funding Ltd. 3.958%, 05/07/2025(a)		631	595,427

Total Quasi-Sovereigns (cost $2,930,344)			2,695,535

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.5%
Non-Agency Fixed Rate CMBS – 0.3%
CD Mortgage Trust Series 2016-CD1, Class XA 1.367%, 08/10/2049(l)		3,798	134,978
Citigroup Commercial Mortgage Trust Series 2017-C4, Class XA 1.04%, 10/12/2050(l)		2,708	92,830
Commercial Mortgage Trust Series 2012-CR3, Class D 4.727%, 10/15/2045(a)		100	72,870
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.154%, 08/10/2044(a)		210	158,026
Series 2011-GC5, Class D 5.154%, 08/10/2044(a)		236	97,575
JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class C 4.383%, 11/15/2047		225	190,452
UBS Commercial Mortgage Trust Series 2012-C1, Class D 6.446%, 05/10/2045(a)		20	17,805
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.606%, 10/15/2049(l)		2,228	101,395
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class E 4.844%, 06/15/2044(a)		25	20,389

			886,320

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate CMBS – 0.2%
BFLD Trust Series 2019-DPLO, Class E 6.558% (LIBOR 1 Month + 2.24%), 10/15/2034(a) (b)	U.S.$	160	$151,138
Series 2021-FPM, Class A 5.918% (LIBOR 1 Month + 1.60%), 06/15/2038(a) (b)		690	658,124

			809,262

Total Commercial Mortgage-Backed Securities (cost $2,009,274)			1,695,582

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Colombia – 0.1%
Colombia Government International Bond 8.125%, 05/21/2024		370	378,973

Saudi Arabia – 0.1%
Saudi Government International Bond 2.90%, 10/22/2025(a)		404	385,643

Total Governments - Sovereign Bonds (cost $796,794)			764,616

	Shares

COMMON STOCKS – 0.2%
Energy – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Civitas Resources, Inc.		3,453	200,032
Denbury, Inc.(e)		1,216	105,817
Nordic Aviation Capital AS(e) (i) (j)		6,250	125,000

			430,849

Consumer Discretionary – 0.1%
Leisure Products – 0.1%
Carlson Travel, Inc.(e)		24,836	151,499

Total Common Stocks (cost $937,793)			582,348

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
Marlette Funding Trust Series 2018-4A, Class C 4.91%, 12/15/2028(a)	U.S.$	68	68,059
Series 2019-2A, Class C 4.11%, 07/16/2029(a)		79	78,012
Pagaya AI Debt Trust 11.00%, 05/15/2030(a) (i)		340	340,000

Total Asset-Backed Securities (cost $488,193)			486,071

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGN BONDS – 0.1%
Kazakhstan – 0.1%
KazMunayGas National Co. JSC 5.375%, 04/24/2030(a)	U.S.$	200	$177,537

Mexico – 0.0%
Petroleos Mexicanos 6.75%, 09/21/2047		191	121,644
6.95%, 01/28/2060		58	36,700

			158,344

Ukraine – 0.0%
State Agency of Roads of Ukraine 6.25%, 06/24/2030(g)		653	113,173

Total Quasi-Sovereign Bonds (cost $1,063,512)			449,054

	Shares

PREFERRED STOCKS – 0.0%
Industrial – 0.0%
Energy – 0.0%
Gulfport Energy Corp. 10.00%(e) (i) (cost $10,176)		14	70,000

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 2.1%
U.S. Treasury Bills – 1.9%
U.S. Treasury Bill Zero Coupon, 05/25/2023	U.S.$	5,128	5,036,469
Zero Coupon, 04/27/2023		1,667	1,643,365

Total U.S. Treasury Bills (cost $6,678,566)			6,679,834

	Shares

Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.12%(m) (n) (o) (cost $822,779)		822,779	822,779

Total Short-Term Investments (cost $7,501,345)			7,502,613

U.S. $ Value

Total Investments – 100.7% (cost $385,689,547)(p)	$349,797,195
Other assets less liabilities – (0.7)%	(2,343,297)

Net Assets – 100.0%	$347,453,898

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
Euro-BOBL Futures	24	March 2023	$2,973,708	$96,744
U.S. T-Note 5 Yr (CBT) Futures	17	March 2023	1,834,805	642
U.S. T-Note 10 Yr (CBT) Futures	105	March 2023	11,791,172	63,214

				$160,600

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
BNP Paribas SA	GBP	1,983	USD	2,364	01/18/2023	$(33,649)
State Street Bank & Trust Co.	GBP	379	USD	469	01/18/2023	10,605
State Street Bank & Trust Co.	USD	1,359	EUR	1,280	02/27/2023	16,820
UBS AG	EUR	43,288	USD	45,695	02/27/2023	(811,290)

						$(817,514)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 39, 5 Year Index, 12/20/2027*	5.00%	Quarterly	4.85%	USD	6,690	$(49,356)	$191,933	$(241,289)

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)%	Monthly	7.50%	USD	1,324	$505,401	$591,322	$(85,921)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)	Monthly	7.50	USD	369	140,896	42,506	98,390
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	814	310,495	94,817	215,678
Sale Contracts
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	200	(48,821)	(12,316)	(36,505)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	667	(163,046)	(42,225)	(120,821)
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	1.48	USD	200	9,502	3,895	5,607
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	572	(218,128)	(67,146)	(150,982)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	572	(218,390)	(65,471)	(152,919)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	702	(267,774)	(76,425)	(191,349)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	29	(7,130)	(1,797)	(5,333)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	375	(91,752)	(24,442)	(67,310)
JPMorgan Securities, LLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	57	(21,917)	(10,511)	(11,406)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022		Notional Amount (000)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	7.50%	USD	86	$(32,876)	$(15,667)	$(17,209)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	537	(205,083)	(95,712)	(109,371)

						$(308,623)	$320,828	$(629,451)

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $216,448,313 or 62.3% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2022.
(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2022.
(d)	Defaulted.
(e)	Non-income producing security.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.15% of net assets as of December 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ABN AMRO Bank NV 7.75%, 05/15/2023	03/21/2018	$202,385	$200,642	0.06%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 6.737%, 02/27/2023	02/11/2020	116,590	110,282	0.03%
State Agency of Roads of Ukraine 6.25%, 06/24/2030	06/17/2021	653,000	113,173	0.03%
Terraform Global Operating LP 6.125%, 03/01/2026	01/10/2019	108,273	100,564	0.03%
Tonon Luxembourg SA 6.50%, 10/31/2024	07/24/2015	210,163	10	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	03/15/2013	425,000	43	0.00%

(h)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the SOFR or the LIBOR/SOFR floor rate plus spread at December 31, 2022.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Fair valued by the Adviser.
(k)	Defaulted matured security.
(l)	IO - Interest Only.
(m)	Affiliated investments.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	The rate shown represents the 7-day yield as of period end.
(p)

As of December 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,006,241 and gross unrealized depreciation of investments was $(39,426,247), resulting in net unrealized depreciation of $(37,420,006).

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

REIT – Real Estate Investment Trust

TBA – To Be Announced

COUNTRY BREAKDOWN1

December 31, 2022 (unaudited)

65.9%	United States
5.5%	United Kingdom
2.8%	Germany
2.3%	Canada
2.2%	Spain
1.8%	Luxembourg
1.8%	Italy
1.4%	France
1.4%	Brazil
1.0%	Mexico
1.0%	India
0.9%	Peru
0.8%	South Africa
11.0%	Other
0.2%	Short-Term Investments

100.0%	Total Investments

1

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.8% or less in the following: Angola, Australia, Bahrain, Bermuda, Chile, China, Colombia, Czech Republic, Denmark, Ecuador, Egypt, Finland, Ghana, Guatemala, Hong Kong, Indonesia, Ireland, Israel, Ivory Coast, Japan, Kazakhstan, Kuwait, Lebanon, Macau, Malaysia, Netherlands, Nigeria, Norway, Oman, Panama, Romania, Saudi Arabia, Senegal, Sweden, Switzerland, Trinidad & Tobago, Turkey, Ukraine and United Republic of Tanzania.

AB Bond Fund, Inc.

AB Limited Duration High Income Portfolio

December 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Non-Investment Grade	$—	$162,104,080	$—	$162,104,080
Corporates - Investment Grade	—	75,490,315	—	75,490,315
Governments - Treasuries	—	32,686,999	—	32,686,999
Bank Loans	—	21,689,378	904,822	22,594,200
Emerging Markets - Corporate Bonds	—	17,783,237	43	17,783,280
Mortgage Pass-Throughs	—	7,021,716	—	7,021,716
Collateralized Loan Obligations	—	6,807,212	—	6,807,212
Emerging Markets - Sovereigns	—	6,620,060	—	6,620,060
Collateralized Mortgage Obligations	—	4,443,514	—	4,443,514
Quasi-Sovereigns	—	2,695,535	—	2,695,535
Commercial Mortgage-Backed Securities	—	1,695,582	—	1,695,582
Governments - Sovereign Bonds	—	764,616	—	764,616
Common Stocks	305,849	151,499	125,000	582,348
Asset-Backed Securities	—	146,071	340,000	486,071
Quasi-Sovereign Bonds	—	449,054	—	449,054
Preferred Stocks	—	—	70,000	70,000
Short-Term Investments:
U.S. Treasury Bills	—	6,679,834	—	6,679,834
Investment Companies	822,779	—	—	822,779

Total Investments in Securities	1,128,628	347,228,702	1,439,865	349,797,195
Other Financial Instruments(a):
Assets:
Futures	160,600	—	—	160,600
Forward Currency Exchange Contracts	—	27,425	—	27,425
Credit Default Swaps	—	966,294	—	966,294

Investments in Securities:	Level 1	Level 2	Level 3	Total
Liabilities:
Forward Currency Exchange Contracts	$—	$(844,939)	$—	$(844,939)
Centrally Cleared Credit Default Swaps	—	(49,356)	—	(49,356)
Credit Default Swaps	—	(1,274,917)	—	(1,274,917)

Total	$1,289,228	$346,053,209	$1,439,865	$348,782,302

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2022 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	09/30/2022	at Cost	Proceeds	12/31/2022	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$9,965	$63,868	$73,010	$823	$57